Income and other taxes (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of income tax [Abstract]
Disclosure of major components of tax expense (income)	These differences result from the following items:

	2023	2022
	$	$

Income from operations before taxes	320,333	530,617
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense at statutory rates	86,490	143,267

Increase (decrease) attributable to:
Effects of different foreign statutory tax rates	18,054	26,256
Change due to foreign exchange	(11,430)	24,950
Withholding and other taxes	26,956	26,041
Non-deductible expenditures	32,029	31,948
Benefit not recorded on impairment losses	93,772	—
Benefit of optional tax incentives	(13,281)	(13,965)
Future withholding tax	29,548	(12,000)
Change in non-taxable portions of gains	(2,345)	(2,135)
Losses and tax bases for which no tax benefit has been recorded	18,707	7,178
Change in accruals for tax audits	(951)	11,209
Amounts under provided for in prior years	1,196	1,145
Income tax expense	278,745	243,894

Current income tax, withholding and other taxes	290,081	247,811
Deferred income tax recovery	(11,336)	(3,917)
Income tax expense	278,745	243,894

Disclosure of contingent liability related to tax audit	Total provision for tax disputes recognized are as follows:

	2023	2022
	$	$

Opening balance	12,950	2,971
Additions	49	11,209
Reductions	(2,200)	(1,230)
Closing balance	10,799	12,950

Disclosure of income tax by geographical jurisdiction	Total income tax expense attributable to geographical jurisdiction is as follows:

	2023	2022
	$	$

Mali	186,258	195,917
Philippines	32,658	13,453
Namibia	67,852	28,496
Other	(8,023)	6,028
	278,745	243,894

Disclosure of temporary difference, unused tax losses and unused tax credits
The composition of the Company’s net deferred income tax (liabilities) assets and deferred tax expense (recovery) is as follows:

	Deferred tax (liabilities)/assets		Deferred income tax expense/(recovery)
	As at December 31, 2023	As at December 31, 2022	2023	2022
	$	$	$	$

Operating loss carry-forwards	9,312	22,119	12,807	8,616
Current assets and liabilities	(1,442)	(7,030)	(5,588)	1,528
Mining interests	(152,406)	(207,133)	(54,727)	(4,448)
Mine restoration provisions	14,504	24,622	10,118	4,430
Future withholding tax	(38,548)	(9,000)	29,548	(12,000)
Unrealized gains	(10,127)	(7,510)	2,617	(587)
Other	7,528	1,417	(6,111)	(1,456)
	(171,179)	(182,515)	(11,336)	(3,917)

Represented on the balance sheet as:

	2023	2022
	$	$

Deferred tax asset	(16,927)	—
Deferred tax liability	188,106	182,515
Balance, end of year	171,179	182,515
The change for the year in the Company’s net deferred tax liability was as follows:

	2023	2022
	$	$

Balance, beginning of year	182,515	186,432
Deferred income tax recovery	(11,336)	(3,917)
Balance, end of year	171,179	182,515

Disclosure of unrecognized temporary difference, unused tax losses and unused tax credits
The Company has the following unrecognized deferred tax assets:

	2023	2022
	$	$

Capital and non-capital tax losses	230,933	116,273
Mining interests and other	35,190	1,916
Mine restoration provisions	8,984	586
Long-term debt	2,775	3,615
Current assets	1,043	—
	278,925	122,390